Net Chargeoffs Segregated by Class of Loans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	$ (1,081,136)	$ (1,272,940)	$ (2,693,084)
Real Estate Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(665,983)	(1,160,969)	(1,474,304)
Real Estate Loans | Land Development and Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	15,787	(87,917)	(60,964)
Real Estate Loans | Farmland
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(14,915)	2,386	(423,078)
Real Estate Loans | 1-4 Family Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(152,756)	(220,591)	(911,026)
Real Estate Loans | Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(514,099)	(854,847)	(79,236)
Business Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(349,040)	(2,500)	(999,193)
Business Loans | Commercial and Industrial Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(350,740)	936	(994,522)
Business Loans | Farm Production and other Farm Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	1,700	(3,436)	(4,671)
Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(66,113)	(109,471)	(219,587)
Consumer Loans | Credit Cards
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	(17,726)	(9,441)	(43,763)
Consumer Loans | Other Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Net (chargeoffs)	$ (48,387)	$ (100,030)	$ (175,824)